DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Contract Liabilities (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current liabilities [abstract]
Contract liabilities	$ 7,462,653	$ 9,835,782
Non Current liabilities [abstract]
Contract liabilities	111,716,068	119,360,467
Revenue recognized from contracts with customers	8,153,926	8,899,978	$ 3,187,073
Natural Gas Transportation [Member]
Current liabilities [abstract]
Contract liabilities	2,447,291	2,447,291
Non Current liabilities [abstract]
Contract liabilities	35,128,670	37,576,135
Liquids Production and Commercialization [Member]
Current liabilities [abstract]
Contract liabilities	715,353	3,066,702
Non Current liabilities [abstract]
Contract liabilities	0	715,354
Midstream [Member]
Current liabilities [abstract]
Contract liabilities	4,289,078	4,297,985
Non Current liabilities [abstract]
Contract liabilities	76,587,398	81,068,978
UT [Member]
Current liabilities [abstract]
Contract liabilities	10,931	23,804
Non Current liabilities [abstract]
Contract liabilities	$ 0	$ 0